COMMITMENTS AND CONTINGENCIES (Detail Textuals 1) - Lease Agreement	Oct. 01, 2007 USD ($)	Jul. 07, 2006 USD ($) ft²	Dec. 31, 2016 USD ($)	Jun. 09, 2016 ft²	Apr. 28, 2015 ft²	Dec. 02, 2008 ft²	Mar. 26, 2008 ft²	Sep. 14, 2007 ft²
Radnor Properties-SDC LP
Restricted Cash Commitments and Contingencies [Line Items]
Office space under lease agreement | ft²		7,414		17,567	6,801
Rent plus certain building expenses per annum at beginning		$ 161,592
Rent plus certain building expenses per annum at ending		$ 258,378
Area of office space for which rent waived for first five months of lease term | ft²		5,238
Area of office space for which rent waived for first twelve months for remaining | ft²		2,176
Deferred rent liability			$ 7,564
BPG Officer VI Baldwin Tower LP
Restricted Cash Commitments and Contingencies [Line Items]
Office space under lease agreement | ft²						6,810	1,301	5,524
Rent plus certain building expenses per annum at beginning	$ 102,194
Rent plus certain building expenses per annum at ending	$ 286,335